Cover	Jan. 31, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 31, 2023
Entity File Number	001-40214
Entity Registrant Name	FAST Acquisition Corp. II
Entity Central Index Key	0001839824
Entity Tax Identification Number	86-1258014
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	109 Old Branchville Road
Entity Address, City or Town	Ridgefield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06877
City Area Code	(201)
Local Phone Number	956-1969
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-quarter of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-quarter of one redeemable warrant
Trading Symbol	FZT.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FZT
Security Exchange Name	NYSE
Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	FZT WS
Security Exchange Name	NYSE